Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Current trade accounts and notes receivable	₩ 8,824,563	₩ 9,674,026
Non-current
Non-current trade accounts and notes receivable	731,570	51,124
Gross amount [member]
Current
Trade accounts and notes receivable	8,579,620	9,320,915
Finance lease receivables	10,469	10,300
Unbilled due from customers for contract work	728,007	860,287
Non-current
Trade accounts and notes receivable	871,432	80,447
Finance lease receivables	734	11,326
Allowance for credit losses [member]
Current
Current trade accounts and notes receivable	(493,533)	(517,476)
Non-current
Non-current trade accounts and notes receivable	₩ (140,596)	₩ (40,649)